RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Stock option grants | shares		534,000	0	0
Stock option grant price range		$ 0.80	$ 0	$ 0
Officers and directors [Member]
Related Party Transaction [Line Items]
Consulting fees paid or accrued to officers or their companies | $		$ 894,616	$ 701,957	$ 850,028
Directors' fees | $		$ 2,238	$ 2,257	$ 2,316
Stock option grants | shares		123,837	0	0
Stock option grant price range			$ 0	$ 0
Officers and directors [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stock option grant price range	$ 0.60
Officers and directors [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock option grant price range	$ 1.23